Commitments and contingencies (Investment portfolio) (Details) (Concentrations of credit risk [Member])	12 Months Ended
Dec. 31, 2014
Investment portfolio excluding government and agency securities [Member]
Concentrations Of Credit Risk [Abstract]
Maximum aggregate exposure to single issuer, allowed	3.50%
Aggregate exposure to single issuer, actual	1.00%
Bank Loan Portfolio [Member]
Concentrations Of Credit Risk [Abstract]
Ratio of Level 3 investments to total investments (percent)	6.10%
Investment portfolio excluding bank loans [Member]
Concentrations Of Credit Risk [Abstract]
Allowable percentage holding in downgraded investments	35.00%
Holding in aggregate market value permitted with written pre-authorization	10.00%
Percent of investment portfolio with a credit rating below the minimum required credit rating of Baa3/BBB-	2.80%